CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Profit for the financial year		$ 339,682	$ 774,035	$ 793,275
Adjustments for:
income tax expense		2,495	4,418	6,251
depreciation and amortisation charges		202,129	215,111	211,027
gain on disposal of assets		(12,236)	(28,520)	(56,087)
interest income		(13,496)	(16,317)	(17,629)
finance expense		58,095	64,106	95,124
share of profit of equity-accounted investees, net of tax		(17,190)	(20,515)	(19,073)
equity-settled share-based payment transactions		3,205	2,960	2,822
Operating cash flows before working capital changes		562,684	995,278	1,015,710
Changes in working capital:
intangible assets		(10,746)	(5,919)	0
inventories		25,128	13,549	(17,773)
trade and other receivables, and prepayments		(15,347)	86,140	(139,166)
trade and other payables, and provisions		41,329	(49,170)	205,663
Cash generated from operations		603,048	1,039,878	1,064,434
Income tax paid		(159)	(9,514)	(3,628)
Net cash provided by operating activities		602,889	1,030,364	1,060,806
Cash flows from investing activities
Interest income received		12,006	12,459	13,583
Loan to joint ventures		(10,918)	(13,207)	(15,488)
Acquisition of other investments		(311,433)	(861)	(10,408)
Equity investment in joint ventures		(25)	(2,217)	(2,240)
Return of investment in joint venture		1,000	1,360	0
Purchase of intangible assets		0	(23)	0
Proceeds from disposal of property, plant and equipment		75,536	57,098	142,793
Proceeds from disposal of other investments		0	2,343	0
Repayment of loans by joint ventures		16,316	22,540	23,975
Dividend received from joint venture		0	0	500
Purchase of property, plant and equipment		(146,199)	(49,600)	(184,392)
Net cash (used in)/provided by investing activities		(363,717)	29,892	(31,677)
Cash flows from financing activities
Proceeds from borrowings from external financial institutions		900,000	110,000	247,030
Repayment of borrowings to external financial institutions		(422,774)	(109,136)	(309,064)
Repayment of borrowings to non-related parties		0	0	(5,429)
Repayment of lease liabilities		(524,267)	(201,191)	(390,153)
Payment of financing fees		(7,284)	(1,085)	(3,997)
Interest paid to external financial institutions	[1]	(57,496)	(71,727)	(109,006)
Interest paid to a third party		0	0	(5,707)
Proceeds from exercise of employee share options		0	935	9,286
Proceeds from settlement of derivative financial instruments	[1]	12,105	30,044	35,372
Dividends paid		(198,639)	(699,883)	(544,136)
Repurchase of treasury shares		(27,656)	(49,161)	0
Other finance expense paid		(4,154)	(8,005)	(11,129)
Net cash used in financing activities		(330,165)	(999,209)	(1,086,933)
Net (decrease)/increase in cash and cash equivalents		(90,993)	61,047	(57,804)
Cash and cash equivalents at beginning of the financial year		283,568	222,521	280,325
Cash and cash equivalents at end of the financial year		192,575	283,568	222,521
Cash and cash equivalents at end of the financial year comprises of:
Cash at bank and on hand		103,609	195,271	141,621
Cash retained in the commercial pools		88,966	88,297	80,900
Cash and cash equivalents		$ 192,575	$ 283,568	$ 222,521

[1]	Revisions were made to the prior years comparatives as the Group had previously presented proceeds from settlement of derivative financial instruments of US$30,044,000 (2023: US$35,372,000) for the financial year ended 31 December 2024 and 31 December 2023 within interest paid to external financial institutions on a net basis. The Group has revised the prior years comparatives of proceeds from settlement of derivative financial instruments to be presented on a gross basis in accordance with IAS 7. The revision in comparatives had been assessed by the Group to be immaterial.